Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
25.
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed Balance Sheets

	As of December 31,
	Note	2024	2025	2025
		RMB	RMB	US$
		(In thousands)
ASSETS
Current assets:
Cash and cash equivalents		887,386	1,615,986	231,083
Prepayments and other assets		2,543	19,043	2,723
Amounts due from entities within the Group		21,082,425	19,898,404	2,845,435

Total current assets		21,972,354	21,533,433	3,079,241

Total non-current assets		—	—	—

Total assets		21,972,354	21,533,433	3,079,241

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Convertible senior notes	14	242,460	1,459,151	208,656
Accrued expenses and other liabilities		13,898	45,808	6,550

Total current liabilities		256,358	1,504,959	215,206

Non-current liabilities
Convertible senior notes	14	8,350,570	6,711,948	959,796

Total non-current liabilities		8,350,570	6,711,948	959,796

Total liabilities		8,606,928	8,216,907	1,175,002

Commitments and contingencies	17
Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value; 94,000,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 3,854,584,680 and 3,855,283,602 shares issued as of December 31, 2024 and 2025, respectively; 3,698,793,887 and 3,713,284,286 shares outstanding as of December 31, 2024 and 2025, respectively)	18	238	239	34
Class B ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized as of December 31, 2024 and 2025; 3,041,097,278 shares issued and outstanding as of December 31, 2024 and 2025)	18	193	193	28
Additional paid-in capital		55,623,841	56,026,232	8,011,645
Accumulated deficit	19	(43,809,369)	(44,015,680)	(6,294,158)
Accumulated other comprehensive income	24	1,550,523	1,305,542	186,690

Total shareholders’ equity		13,365,426	13,316,526	1,904,239

Total liabilities and shareholders’ equity		21,972,354	21,533,433	3,079,241

Condensed Statements of Comprehensive Income/(Loss)

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Operating costs and expenses:
Selling, general and administrative	(11,397)	(13,814)	(14,893)	(2,130)

Operating loss
Share of income/(losses) of subsidiaries, VIEs and VIEs’ subsidiaries	2,975,000	1,844,679	(751,561)	(107,472)
Interest income	115,209	59,742	41,912	5,993
Interest expenses	(726,487)	(672,647)	(334,890)	(47,889)
Foreign exchange gain/(loss), net	(665,335)	(640,334)	707,365	101,152
Others, net	238,479	186,433	145,756	20,844

Net income/(loss)	1,925,469	764,059	(206,311)	(29,502)

Net income/(loss) attributable to ordinary shareholders	1,925,469	764,059	(206,311)	(29,502)

Other comprehensive loss:
Foreign currency translation adjustments	(164,040)	(134,533)	(95,805)	(13,700)
Unrealized losses on available-for-sale debt securities	(11,367)	(2,991)	(149,176)	(21,332)

Total other comprehensive loss, net of tax	(175,407)	(137,524)	(244,981)	(35,032)

Comprehensive income/(loss)	1,750,062	626,535	(451,292)	(64,534)

Condensed Statements of Cash Flows

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Net cash used for operating activities	(370,682)	(35,985)	(69,191)	(9,894)
Net cash provided by investing activities	238,001	3,384,507	1,185,440	169,516
Net cash used for financing activities	(3,859,442)	(2,873,166)	(338,134)	(48,353)
Effect of exchange rate changes on cash and cash equivalents	58,157	11,028	(49,515)	(7,081)

Net increase/(decrease) in cash and cash equivalents	(3,933,966)	486,384	728,600	104,188
Cash and cash equivalents at the beginning of the year	4,334,968	401,002	887,386	126,895
Cash and cash equivalents at the end of the year	401,002	887,386	1,615,986	231,083

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323. The subsidiaries, VIEs and VIEs’ subsidiaries income or losses are reported as “Share of income/(losses) of subsidiaries, VIEs and VIEs’ subsidiaries” on the condensed statements of comprehensive income/(loss). Under the equity method of accounting, the Company’s carrying amount of its investment in subsidiaries, VIEs and VIEs’ subsidiaries was reduced to nil as of December 31, 2024 and 2025, and the carrying amount of “Amounts due from entities within the Group” was further adjusted as the Company committed to provide financial support to its VIEs as disclosed in Note 1.

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.